LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.5%
	U.S. TREASURY BILLS — 47.5%
15,000,000	United States Treasury Bill(a) (Cost $14,833,719)	4.7000	05/25/23	$ 14,835,733

	TOTAL INVESTMENTS - 47.5% (Cost $14,833,719)			$ 14,835,733
	OTHER ASSETS IN EXCESS OF LIABILITIES - 52.5%			16,369,100
	NET ASSETS - 100.0%			$ 31,204,833

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	Carbon Emissions Future(c)	12/18/2023	$ 633,517	$ 10,898
13	CBOT Soybean Meal Future(c)	05/12/2023	607,230	(10,270)
31	CME Live Cattle Future(c)	04/28/2023	2,051,890	53,010
24	Cocoa Future(c)	05/15/2023	614,578	37,655
19	Eurex EURO STOXX 50 Future	03/17/2023	853,714	9,525
15	Euronext CAC 40 Index Future	03/17/2023	1,154,835	(6,353)
18	FTSE 100 Index Future	03/17/2023	1,702,033	81,923
6	FTSE/MIB Index Future	03/17/2023	873,149	15,937
4	LME Lead Future(c)	03/15/2023	209,800	(11,278)
7	LME Primary Aluminum Future(c)	03/15/2023	408,998	(50,324)
1	LME Tin Future(c)	03/15/2023	124,955	(4,287)
5	LME Zinc Future(c)	03/15/2023	376,688	(28,046)
4	MEFF Madrid IBEX 35 Index Future	03/17/2023	398,333	5,543
38	NYBOT CSC Number 11 World Sugar Future(c)	04/28/2023	854,179	2,979
6	NYBOT CTN Frozen Concentrated Orange Juice A(c)	05/10/2023	228,240	8,595
13	SFE S&P ASX Share Price Index 200 Future	03/16/2023	1,573,624	(51,737)
15	TSE TOPIX Future	03/09/2023	2,198,136	(3,047)
14	White Sugar Future(c)	04/14/2023	393,680	(1,190)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 59,533

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
22	3 Month Euro Euribor Future	06/19/2023	$ 5,607,358	$ 12,287
7	CBOT 10 Year US Treasury Note	06/21/2023	781,592	(1,201)
10	CBOT 2 Year US Treasury Note Future	06/30/2023	2,037,260	1,256
10	CBOT 5 Year US Treasury Note	06/30/2023	1,070,550	(550)
1	CBOT Oats Future(c)	05/12/2023	16,750	800
4	CBOT US Treasure Bond Futures	06/21/2023	500,876	1,343
16	CBOT Wheat Future(c)	05/12/2023	564,400	77,400

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
22	CME 3 Month Eurodollar Future	12/18/2023	$ 5,196,950	$ 114,250
2	CME E-Mini NASDAQ 100 Index Future	03/17/2023	482,892	(9,728)
22	CME Lean Hogs Future(c)	04/17/2023	749,540	5,500
1	CME Random Length Lumber Future CME(c)	05/15/2023	47,916	(3,586)
5	Eurex 10 Year Euro BUND Future	03/08/2023	703,079	46,113
22	Eurex 2 Year Euro SCHATZ Future	03/08/2023	2,443,462	39,201
2	Eurex 30 Year Euro BUXL Future	03/08/2023	284,130	60,851
11	Eurex 5 Year Euro BOBL Future	03/08/2023	1,340,436	37,541
8	Euro-BTP Italian Bond Futures	03/08/2023	953,788	34,722
4	LME Lead Future(c)	03/15/2023	209,800	(12,626)
1	LME Primary Aluminum Future(c)	03/15/2023	408,998	32,203
1	LME Tin Future(c)	03/15/2023	124,955	(1,637)
1	LME Tin Future(c)	06/19/2023	124,955	3,983
5	LME Zinc Future(c)	03/15/2023	376,688	13,349
4	Long Gilt Future	06/28/2023	480,924	3,206
35	Montreal Exchange 3 Month Canadian Bank Acceptance	03/13/2023	6,091,387	18,719
4	NYBOT CSC C Coffee Future(c)	05/18/2023	279,450	(18,975)
5	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2023	143,150	(20,900)
3	NYMEX Palladium Future(c)	06/28/2023	426,270	10,050
6	TSE Japanese 10 Year Bond Futures	03/13/2023	6,463,294	(19,477)
2	Ultra U.S. Treasury Bond Futures	06/21/2023	270,126	1,249
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 425,343

	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 484,876

(a)	Zero coupon bond.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	United States Dollars	03/15/2023	Jefferies	900,000	$ 605,715	$ (36,570)
Brazilian Real	United States Dollars	03/15/2023	Jefferies	4,200,000	799,900	20,956
British Pound	United States Dollars	03/15/2023	Jefferies	562,500	676,739	(21,633)
Czech Koruna	United States Dollars	03/15/2023	Jefferies	32,823,750	1,476,320	(23,680)
Euro	United States Dollars	03/15/2023	Jefferies	1,000,000	1,058,857	(18,863)
Japanese Yen	United States Dollars	03/15/2023	Jefferies	87,500,000	643,981	(41,085)
Mexican Peso	United States Dollars	03/15/2023	Jefferies	24,500,000	1,335,417	111,933
New Zealand Dollar	United States Dollars	03/15/2023	Jefferies	900,000	556,258	(28,382)
					$ 7,153,187	$ (37,324)

To Sell:	To Buy:
Australian Dollar	United States Dollars	03/15/2023	Jefferies	900,000	$ 605,715	$ 5,454
Brazilian Real	United States Dollars	03/15/2023	Jefferies	4,200,000	799,899	(37,718)
British Pound	United States Dollars	03/15/2023	Jefferies	562,500	676,739	9,958
Canadian Dollar	United States Dollars	03/15/2023	Jefferies	1,100,000	806,220	3,612
Euro	United States Dollars	03/15/2023	Jefferies	1,000,000	1,058,856	9,337
Japanese Yen	United States Dollars	03/15/2023	Jefferies	87,500,000	643,981	8,860
New Zealand Dollar	United States Dollars	03/15/2023	Jefferies	900,000	556,258	19,117
Norwegian Krone	United States Dollars	03/15/2023	Jefferies	5,847,530	563,543	36,457
South African Rand	United States Dollars	03/15/2023	Jefferies	12,222,463	664,724	35,276
Swedish Krona	United States Dollars	03/15/2023	Jefferies	6,113,161	584,440	15,560
					$ 6,960,375	$ 105,913
Total						$ 68,589

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	Canadian Dollar	3/15/2023	Jefferies	3,200,000	3,053,920	2,153,652	(2,238,303)	$ (84,651)
Australian Dollar	Japanese Yen	3/15/2023	Jefferies	1,000,000	91,681,500	673,016	(674,756)	(1,740)
British Pound	Japanese Yen	3/15/2023	Jefferies	750,000	124,973,924	902,319	(919,781)	(17,462)
Canadian Dollar	Japanese Yen	3/15/2023	Jefferies	600,000	59,623,380	439,757	(438,815)	942
Euro	Japanese Yen	3/15/2023	Jefferies	875,000	126,474,862	926,500	(930,828)	(4,328)
Japanese Yen	Australian Dollar	3/15/2023	Jefferies	87,473,000	1,000,000	643,782	(673,016)	(29,234)
Japanese Yen	British Pound	3/15/2023	Jefferies	117,273,750	750,000	863,110	(902,319)	(39,209)
Japanese Yen	Canadian Dollar	3/15/2023	Jefferies	57,439,800	600,000	422,745	(439,757)	(17,012)
Swiss Franc	Japanese Yen	3/15/2023	Jefferies	750,000	110,170,350	797,555	(810,830)	(13,275)
Total				269,361,550	518,327,936	$ 7,822,436	$ 8,028,405	$ (205,969)

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS								$ (137,380)